Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 554,886,639	$ 511,455,330
Non-current receivables	445,016,566	313,574,385
Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	668,701,089	572,250,897
Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	239,638,843	119,756,815
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	34,812,023	30,871,310
1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,572,994	1,588,701
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,839,311	7,630,607
31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,567,881	298,708
61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,030,130	4,363,345
61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	507,384	336,938
91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,763,017	2,852,961
91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	137,724	144,836
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,653,084	2,863,659
151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,402,958	174,046
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,625,873	2,571,731
181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	243,359	95,368
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,314,300	2,421,028
211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	225,402	89,655
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	68,459,538	46,531,813
More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	730,712	705,074
Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	523,805,724	469,633,677
Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	231,101,548	116,079,889
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	619,626,310	566,919,977
Non-current receivables	445,129,898	313,574,385
Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,530,802
Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,801,692
Portfolio By Type | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	772,761
Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,855,461
Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,031,268
Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	358,060
Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	(17,541)
Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	(35,811)
Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,962,044
Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	61,579,935
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	531,179,316	500,040,783
Non-current receivables	377,160,616	191,966,929
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	36,385,017	32,460,011
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,407,192	7,929,315
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		4,700,283
Portfolio By Type | Gross Carrying Amount [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,537,514
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,900,741	2,997,797
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,546,970	2,754,366
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,056,042	3,037,705
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,869,232	2,667,099
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,539,702	2,510,683
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	69,190,250	47,236,887
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	377,746,656	393,746,637
Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	80,838,671
Non-current receivables	223,507
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		2,888,824
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,592,321
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		224,770
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,880,972
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		705,885
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	373,611
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		404,757
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	457,537
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		116,371
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	494,444
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		787,421
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	356,603
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		187,920
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	377,744
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		592,987
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	533,493
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		7,594,410
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,596,272
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		199,019,252
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	207,362,673
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,521,848	2,763,610
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,876,016	43,392
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		551,201
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	368,006
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	135,284	290,439
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	485,164	13,672
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	199,958	574,794
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	243,828	78,802
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	270,705	487,520
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,488,227	5,790,430
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	204,354,697	193,125,348
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	70,473	125,214
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,956	181,378
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		154,684
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,605
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	322,253	114,318
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,280	102,699
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	156,645	212,627
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	133,916	109,118
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	262,788	105,467
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,108,045	1,803,980
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Others [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,007,976	5,893,904
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		212,522,597
Non-current receivables		86,403,772
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	240,025,670
Non-current receivables	164,089,704
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	234,943,733	203,719,208
Non-current receivables	164,089,704	86,403,772
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,081,937	8,803,389
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,219,702	27,982,486
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,572,994	1,588,701
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,958,339	7,405,837
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,567,881	298,708
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		3,657,460
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		336,938
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,656,519
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	507,384
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,305,480	2,448,204
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	137,724	144,836
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,903,645	2,394,395
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,148,881	243,600
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,296,481	2,076,238
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,402,958	174,046
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,248,129	2,383,811
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	243,359	95,368
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,780,807	1,828,041
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	225,402	89,655
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	57,863,266	38,937,403
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	730,712	705,074
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	151,965,997	184,125,135
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,417,986	10,602,250
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		6,148,385
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	189,449	54,312
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,130,250
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	105,946	24,288
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		421,771
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	45,027
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		95,168
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,480
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		271,785
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		448,510
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		209,272
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		206,091
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	19,021
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		4,961,884
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		46,775
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		44,252,680
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,478,845	154,110
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,451,119	1,509,946
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	225,950	773,682
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,384,582	1,495,390
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,908,819	9
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,679,672
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		3,077
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	791,851
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,077
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	678,106	825,831
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	975,284	960,063
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	797,663	22,014
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,347,634	544,525
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	944,285	11
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,319,756	1,347,368
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	292,605	921,963
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,015,155	7,931,774
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,464	171,790
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,617,301	3,024,981
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,697,086	2,449,792
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,237,781	20,324,155
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,157,595	760,707
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,772,065	4,780,197
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	553,116	274,411
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,556,017
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		333,861
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,091,907
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	459,280
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,771,913	1,527,205
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	117,244	144,836
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,897,093	1,162,547
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	351,218	221,586
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,590,787	1,083,203
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	458,673	174,035
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,945,914	827,171
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	243,345	95,368
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,524,013	699,987
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	206,381	89,655
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	38,886,067	26,043,745
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	728,248	486,509
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	87,768,761	136,847,474
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14,242,055	7,998,348
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	264,198,365	273,239,010
Non-current receivables	387,350	85,518
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	26,955,281	14,279,176
Non-current receivables	212,683,562	105,477,639
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		58,145,796
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,858,768	279,485
Non-current receivables	584,054	7,086
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	22,873,393	20,241,513
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,579,358	3,420,375
Non-current receivables	3,150,583	2,288,499
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	160,486,301	194,851,701
Non-current receivables	163,843	85,518
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,517,155	10,579,316
Non-current receivables	$ 208,948,925	$ 103,182,054